Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Miscellaneous current assets [abstract]
Prepaid Expenses and Other Current Assets
8.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of the Group’s prepaid expenses and other current assets as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Air	$202,837	$161,992
Operating, product and administration costs	59,198	57,181
Commissions	49,371	39,766
Credit card fees	39,985	32,531
Debt transaction costs	14,419	12,332
Advertising	10,623	10,470
Cash deposits	10,456	20,498
Restricted cash	—	75,786
Other	9,487	16,646
Total	$396,376	$427,202

Air increased as of December 31, 2024, compared to December 31, 2023, primarily due to the timing of air ticket purchases and higher bookings.

Restricted cash related to deposits required by certain credit card processors. The deposits, which decreased to zero as of December 31, 2024, are based on various factors as determined by the credit card processors, including their determination of the Group’s credit risk.